Note 2 - Significant Accounting Policies	12 Months Ended
Jan. 31, 2013
Significant Accounting Policies [Text Block]
Note 2 - Significant Accounting Policies

Basis of presentation

The accompanying consolidated financial statements are presented in United States (“US”) dollars and are prepared in accordance with generally accepted accounting principles in the US (“GAAP”) and the rules and regulations of the Canadian Securities Administrators and US Securities and Exchange Commission (“SEC”) for the preparation of consolidated financial statements.

Our fiscal year commences on February 1st of each year and ends on January 31st of the following year. Our fiscal year, which ended January 31, 2013, is referred to as the “current fiscal year,” “fiscal 2013,” “2013” or using similar words. Our fiscal year, which ended January 31, 2012, is referred to as the “previous fiscal year,” “fiscal 2012,” “2012” or using similar words. Other fiscal years are referenced by the applicable year during which the fiscal year ends. For example, “2014” refers to the annual period ending January 31, 2014 and the “fourth quarter of 2014” refers to the quarter ending January 31, 2014.

Certain immaterial reclassifications have been made to the consolidated financial statements and the notes to conform to the current presentation. Specifically, the long-term portion of trade accounts receivable has been presented on a separate line on the balance sheet and other liabilities have been included in the accrued liabilities line on the balance sheet.

Basis of consolidation

The consolidated financial statements include the financial statements of Descartes and our wholly-owned subsidiaries. We do not have any variable interests in variable interest entities. All intercompany accounts and transactions have been eliminated during consolidation.

Financial instruments

Fair value of financial instruments

Financial instruments are comprised of cash and cash equivalents, accounts receivable, long-term receivable, accounts payable, accrued liabilities and income taxes payable. The estimated fair values of these financial instruments are approximate to book values.

Foreign exchange risk

We are exposed to foreign exchange risk because a higher proportion of our revenues are denominated in US dollars relative to expenditures. Accordingly, our results are affected, and may be affected in the future, by exchange rate fluctuations of the US dollar relative to the Canadian dollar, euro and various other foreign currencies.

Interest rate risk

We are exposed to reductions in interest rates, which could adversely impact expected returns from our investment of corporate funds in interest bearing bank accounts.

Credit risk

We are exposed to credit risk through our invested cash, cash equivalents and accounts receivable. We hold our cash and cash equivalents with reputable financial institutions. The lack of concentration of accounts receivable from a single customer and the dispersion of customers among industries and geographical locations mitigate this risk.

We do not use any type of speculative financial instruments, including but not limited to foreign exchange contracts, futures, swaps and option agreements, to manage our foreign exchange or interest rate risks. In addition, we do not hold or issue financial instruments for trading purposes.

Foreign currency translation

We conduct business in a variety of foreign currencies and, as a result, all of our foreign operations are subject to foreign exchange fluctuations. All operations operate in their local currency environment and use their local currency as their functional currency. The functional currency of the parent company is Canadian dollars. Assets and liabilities of foreign operations are translated into US dollars at the exchange rate in effect at the balance sheet date. Revenues and expenses of foreign operations are translated using daily exchange rates. Translation adjustments resulting from this process are accumulated in other comprehensive income (loss) as a separate component of shareholders’ equity.

Transactions incurred in currencies other than the functional currency are converted to the functional currency at the transaction date. All foreign currency transaction gains and losses are included in net income. For the year ended January 31, 2013, foreign currency transaction losses of $0.2 million were included in net income (January 31, 2012 - nil; January 31, 2011 - $0.3 million).

Use of estimates

Preparing financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts that are reported in the consolidated financial statements and accompanying note disclosures. Although these estimates and assumptions are based on management’s best knowledge of current events, actual results may be different from the estimates. Estimates and assumptions are used when accounting for items such as allowance for doubtful accounts, allocations of the purchase price and the fair value of net assets acquired in business combination transactions, valuation of inventory, depreciation of capital assets, amortization of intangible assets, assumptions embodied in the valuation of assets for impairment assessment, stock-based compensation, restructuring costs, valuation allowances against deferred tax assets, tax positions and recognition of contingencies.

Cash and cash equivalents

Cash and cash equivalents include short-term deposits with original maturities of three months or less.

Allowance for doubtful accounts

We maintain an allowance for doubtful accounts for estimated losses resulting from customers who do not make their required payments. Specifically, we consider the age of the receivables, historical write-offs, the creditworthiness of the customer, and current economic trends among other factors. Accounts receivable are written off, and the associated allowance is eliminated, if it is determined that the specific balance is no longer collectible.

Inventory

Finished goods inventories are stated at the lower of cost and market value. Market value is the current replacement cost of the inventory. The cost of finished goods is determined on the basis of average cost of units.

The valuation of inventory, including the determination of obsolete or excess inventory, requires management to estimate the future demand for our products within specified time horizons. We perform an assessment of inventory which includes a review of, among other factors, demand requirements, product life cycle and development plans, product pricing and quality issues. If the demand for our products indicates we are no longer able to sell inventories above cost or at all, we write down inventory to net realizable value or excess inventory is written off.

Impairment of long-lived assets

We account for the impairment and disposition of long-lived assets in accordance with Accounting Standard Codification (“ASC”) Section 360-10-35 “Property, Plant, and Equipment: Overall: Subsequent Measurement” (“ASC Section 360-10-35”). We test long-lived assets, such as capital assets and finite life intangible assets, for recoverability when events or changes in circumstances indicate that there may be an impairment. An impairment loss is recognized when the estimate of undiscounted future cash flows generated by such assets is less than the carrying amount. Measurement of the impairment loss is based on the present value of the expected future cash flows.

Goodwill and intangible assets

We account for goodwill in accordance with ASC Topic 350, “Intangibles – Goodwill and Other” (“ASC Topic 350”). When we acquire a business, we determine the fair value of the net tangible and intangible (other than goodwill) assets acquired and compare the total amount to the amount that we paid for the assets. Any excess of the amount paid over the fair value of those net assets is considered to be goodwill. We test for impairment at least annually at October 31st of each year and at any other time if any event occurs or circumstances change that would more likely than not reduce our enterprise value below our carrying amount. Any excess of carrying value over fair value is charged to income in the period in which impairment is determined. Our annual goodwill impairment testing on October 31, 2012 indicated no evidence that goodwill impairment had occurred as of that date. We will perform further quarterly analysis of whether any event has occurred that would more likely than not reduce our enterprise value below our carrying amounts and, if so, we will perform a goodwill impairment test between the annual dates. Any future impairment adjustment will be recognized as an expense in the period that the adjustment is identified.

Intangible assets related to our acquisitions are recorded at their fair value at the acquisition date. Intangible assets include customer agreements and relationships, non-compete covenants, existing technologies and trade names. Intangible assets are amortized on a straight-line basis over their estimated useful lives. We write down intangible assets with a finite life to fair value when the related undiscounted cash flows are not expected to allow for recovery of the carrying value. Fair value of intangibles is determined by discounting the expected related future cash flows.

Amortization of our intangible assets is generally recorded at the following rates:

Customer agreements and relationships                           Straight-line over four to twenty years

Non-compete covenants                                                     Straight-line over two to seven years

Existing technologies                                                           Straight-line over three to ten years

Trade names                                                                          Straight-line over one to fifteen years

Capital assets

Capital assets are recorded at cost. Depreciation of our capital assets is generally recorded at the following rates:

Computer equipment and software                                    30% declining balance

Furniture and fixtures                                                           20% declining balance

Leasehold improvements                                                    Straight-line over lesser of useful life or term of lease

Revenue recognition

We follow the accounting guidelines and recommendations contained in ASC Subtopic 985-605, “Software: Revenue Recognition” (“ASC Subtopic 985-605”) and ASC Topic 605, “Revenue Recognition” (“ASC Topic 605”).

We recognize revenue when it is realized or realizable and earned. We consider revenue realized or realizable and earned when there exists persuasive evidence of an arrangement, the product has been delivered or the services have been provided to the customer, the sales price is fixed or determinable and collectibility is reasonably assured. In addition to this general policy, the specific revenue recognition policies for each major category of revenue are included below.

Services Revenues - Services revenues are principally composed of the following: (i) ongoing transactional fees for use of our services and products by our customers, which are recognized as the transactions occur; (ii) professional services revenues from consulting, implementation and training services related to our services and products, which are recognized as the services are performed; (iii) maintenance, subscription and other related revenues, including revenues associated with maintenance and support of our services and products, which are recognized ratably over the subscription period; and (iv) hardware revenues, which are recognized upon delivery of goods.

License Revenues - License revenues derive from licenses granted to our customers to use our software products, and are recognized in accordance with ASC Subtopic 985-605.

We enter into arrangements from time to time that may consist of multiple deliverables which may include any combination of services, hardware and software licenses. Our typical multiple-element arrangements involve: (i) software with maintenance support services, (ii) professional services with one time set-up fees and (iii) hardware with services. For any arrangements involving multiple deliverables involving non software elements (hardware, one time set-up fees, professional services, subscription, etc.) the consideration from the arrangement is allocated to each respective element based on its relative selling price, using vendor-specific objective evidence (“VSOE”) of selling price. In instances when we are unable to establish the selling price using VSOE, we attempt to establish selling price of each element based on acceptable third party evidence of selling price (“TPE”); however we are generally unable to reliably determine the selling price of similar competitor products or services on a stand-alone basis. In these instances, we use our best estimate of selling price (“BESP”) in our allocation of the arrangement consideration. The objective of BESP is to determine the price at which we would transact a sale if the product or service was sold on a stand-alone basis.  We determine BESP for each specific element in a multiple element arrangement considering multiple factors including, but not limited to, market conditions, competitive landscape, internal costs, gross margin objectives and pricing practices.

For arrangements involving multiple deliverables of software with maintenance support services, the revenue is recognized based on ASC Subtopic 985-605.  If we are unable to determine VSOE of fair value for all of the deliverables of the arrangement, but are able to obtain VSOE of fair value for all the undelivered elements, revenue is allocated using the residual method. Under the residual method, the amount of revenue allocated to the delivered elements equals the total arrangement consideration less the aggregate fair value of any undelivered elements. If VSOE of fair value of any undelivered software items does not exist, revenue from the entire arrangement is initially deferred and recognized at the earlier of: (i) delivery of those elements for which VSOE of fair value did not exist; or (ii) when VSOE of fair value can be established.

We evaluate the collectibility of our trade receivables based upon a combination of factors on a periodic basis. When we become aware of a specific customer’s inability to meet its financial obligations to us (such as in the case of bankruptcy filings or material deterioration in the customer’s operating results or financial position, payment experiences and existence of credit risk insurance for certain customers), we record a specific bad debt provision to reduce the customer’s related trade receivable to its estimated net realizable value. If circumstances related to specific customers change, the estimate of the recoverability of trade receivables could be further adjusted.

Research and development costs

We incur costs related to research and development of our software products. To date, we have not capitalized any development costs under ASC Subtopic 985-20, “Software: Costs of Software to Be Sold, Leased, or Marketed” (“ASC Subtopic 985-20”). Costs incurred between the time of establishment of a working model and the point where products are marketed are expensed as they are insignificant.

Stock-based compensation

We account for stock-based compensation in accordance with ASC Topic 718, “Compensation – Stock Compensation” (“ASC Topic 718”). Accordingly, the fair value of employee stock-based compensation that is ultimately expected to vest is amortized to expense in our consolidated statement of operations based on the straight-line attribution method.

The fair value of stock option grants is calculated using the Black-Scholes Merton option-pricing model. Expected volatility is based on historical volatility of our common stock and other factors. The risk-free interest rates are based on Government of Canada average bond yields for a period consistent with the expected life of the option in effect at the time of the grant. The expected option life is based on the historical life of our granted options and other factors.

Performance share units (“PSUs”) are measured at fair value estimated using a Monte Carlo Simulation approach. Expected volatility is based on historical volatility of our common stock and other factors. The risk-free interest rates are based on the Government of Canada average bond yields for a period consistent with the expected life of PSUs at the time of the grant. The expected PSU life is based on the historical life of our stock options and other factors.

Income taxes

We account for income taxes in accordance with ASC Topic 740, “Income Taxes” (“ASC Topic 740”). ASC Topic 740 requires the determination of deferred tax assets and liabilities based on the differences between the financial statement and income tax bases of assets and liabilities, using enacted tax rates in effect for the year in which the differences are expected to reverse. The measurement of a deferred tax asset is adjusted by a valuation allowance, if necessary, to recognize tax benefits only to the extent that, based on available evidence, it is more likely than not that they will be realized. In determining the valuation allowance, we consider factors by taxing jurisdiction, including our estimated taxable income, our history of losses for tax purposes, our tax planning strategies and the likelihood of success of our tax filing positions, among others. A change to any of these factors could impact the estimated valuation allowance and income tax expense.

We apply ASC Subtopic 740-10 “Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109” (“ASC Subtopic 740”) which prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. ASC Subtopic 740 also provides accounting guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition.

Earnings per share

Basic earnings per share is calculated by dividing net income by the weighted average number of common shares outstanding during the period. Diluted earnings per common share is calculated by dividing net income by the sum of the weighted average number of common shares outstanding and all additional common shares that would have been outstanding if potentially dilutive common shares had been issued during the period. The treasury stock method is used to compute the dilutive effect of stock-based compensation.

Recently adopted accounting pronouncements

In May 2011, the FASB issued Accounting Standards Update (“ASU”) 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in US GAAP and IFRSs” (“ASU 2011-04”). ASU 2011-04 amends the wording used to describe many of the requirements in US GAAP for measuring fair value and for disclosing information about fair value measures. ASU 2011-04 is effective for condensed and annual periods beginning after December 15, 2011, which is our fiscal year beginning February 1, 2012. The adoption of this amendment has not had a material impact on our results of operations or disclosures.

In June 2011, the FASB issued ASU 2011-05, “Presentation of Comprehensive Income” (“ASU 2011-05”). ASU 2011-05 eliminates the option to present the components of other comprehensive income as part of the statement of changes in shareholders’ equity and requires the presentation of the statement of income and other comprehensive income consecutively. ASU 2011-05 is effective for condensed and annual periods beginning after December 15, 2011, which is our fiscal year beginning February 1, 2012. The adoption of this amendment is reflected in the separate statement of comprehensive income in our consolidated financial statements.

In December 2011, the FASB issued ASU 2011-12 “Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05” (“ASU 2011-12”). ASU 2011-12 amends certain pending paragraphs in Update 2011-05 to allow the FASB time to redeliberate whether to present on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods presented. All other requirements in Update 2011-05 are not affected by this update. ASU 2011-12 is effective for condensed and annual periods beginning after December 15, 2011, which is our fiscal year beginning February 1, 2012. The adoption of this amendment has not had a material impact on our results of operations or disclosures.